Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000018126 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018126 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000018126 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000018126 | C
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018126 | CC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018126 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018126 | B
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018126 | BB
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000018126 | BBB
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000018126 | A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018126 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018126 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018126 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000018126 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018126 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018126 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018126 | SectorSovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018126 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018126 | SectorABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018126 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018126 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018126 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018126 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018126 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018126 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000018127 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018127 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018127 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000018127 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018127 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000018127 | A
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000018127 | AA
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000018127 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018127 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000018127 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000018127 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018127 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018127 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000018127 | SectorGovernment Owned - No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018127 | SectorLocal Authorities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018127 | SectorMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000018127 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018127 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018127 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018127 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018127 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018127 | China
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018127 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018127 | United States
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000018128 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018128 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018128 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000018128 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018128 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000018128 | A
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000018128 | AA
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000018128 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018128 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000018128 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000018128 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018128 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018128 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000018128 | SectorGovernment Owned - No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018128 | SectorLocal Authorities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018128 | SectorMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000018128 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018128 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018128 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018128 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018128 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018128 | China
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018128 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018128 | United States
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000125494 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000125494 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000125494 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000125494 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000125494 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000125494 | A
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000125494 | AA
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000125494 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000125494 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000125494 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000125494 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000125494 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125494 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000125494 | SectorGovernment Owned - No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125494 | SectorLocal Authorities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125494 | SectorMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000125494 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125494 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125494 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125494 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125494 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000125494 | China
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000125494 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000125494 | United States
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000018129 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018129 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000018129 | C
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018129 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018129 | CCC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018129 | B
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000018129 | BB
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000018129 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018129 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018129 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000018129 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018129 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018129 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000018129 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000018129 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018129 | SectorMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018129 | SectorHealthcare
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018129 | SectorProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018129 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018130 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018130 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	87.50%
C000018130 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018130 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018130 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018130 | A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018130 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018130 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018130 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018130 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018130 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	87.50%
C000089752 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089752 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	87.50%
C000089752 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089752 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089752 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089752 | A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089752 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089752 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089752 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089752 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089752 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	87.50%
C000182246 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000182246 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	87.50%
C000182246 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000182246 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000182246 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000182246 | A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000182246 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000182246 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000182246 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000182246 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000182246 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	87.50%
C000018131 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018131 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000018131 | C
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018131 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018131 | CCC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018131 | B
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000018131 | BB
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000018131 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018131 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000018131 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018131 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018131 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000018131 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000018131 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018131 | SectorMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018131 | SectorHealthcare
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018131 | SectorProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018131 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018132 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018132 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000018132 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000018132 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000018132 | A
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000018132 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018132 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000018132 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000018132 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000018132 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000018132 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018132 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018132 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000018132 | SectorElectric
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018132 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018132 | SectorLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018132 | SectorNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000089753 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089753 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000089753 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000089753 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000089753 | A
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000089753 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000089753 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000089753 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000089753 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000089753 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000089753 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089753 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089753 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000089753 | SectorElectric
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089753 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089753 | SectorLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089753 | SectorNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000173092 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173092 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000173092 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000173092 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000173092 | A
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000173092 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000173092 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000173092 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000173092 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000173092 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000173092 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000173092 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000173092 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000173092 | SectorElectric
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000173092 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000173092 | SectorLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000173092 | SectorNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000211126 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000211126 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000211126 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000211126 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000211126 | A
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000211126 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000211126 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000211126 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000211126 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000211126 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000211126 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211126 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211126 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000211126 | SectorElectric
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211126 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211126 | SectorLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211126 | SectorNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018125 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018125 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000018125 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018125 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018125 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018125 | A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018125 | AA
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000018125 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000018125 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000018125 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018125 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000018125 | SectorABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018125 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018125 | SectorMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000018125 | SectorNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018125 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018125 | SectorAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018125 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018134 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018134 | U.S. Cellular Corp.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018134 | Federal Agricultural Mortgage Corp.FR_313148306
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018134 | Knife River Corp.FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018134 | Wintrust Financial Corp.FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018134 | Antero Resources Corp.FR_03674X106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018134 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018134 | Talen Energy Corp.FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018134 | Home BancShares, Inc.FR_436893200
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018134 | Skyward Specialty Insurance Group, Inc.FR_830940102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018134 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000018134 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018134 | SectorEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018134 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018134 | SectorCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018134 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018134 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018134 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018134 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018134 | SectorTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018134 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018134 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000018135 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018135 | U.S. Cellular Corp.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018135 | Federal Agricultural Mortgage Corp.FR_313148306
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018135 | Knife River Corp.FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018135 | Wintrust Financial Corp.FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018135 | Antero Resources Corp.FR_03674X106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018135 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018135 | Talen Energy Corp.FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018135 | Home BancShares, Inc.FR_436893200
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018135 | Skyward Specialty Insurance Group, Inc.FR_830940102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018135 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000018135 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018135 | SectorEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018135 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018135 | SectorCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018135 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018135 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018135 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018135 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018135 | SectorTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018135 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018135 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000018136 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018136 | U.S. Cellular Corp.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018136 | Federal Agricultural Mortgage Corp.FR_313148306
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018136 | Knife River Corp.FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018136 | Wintrust Financial Corp.FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018136 | Antero Resources Corp.FR_03674X106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018136 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018136 | Talen Energy Corp.FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018136 | Home BancShares, Inc.FR_436893200
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018136 | Skyward Specialty Insurance Group, Inc.FR_830940102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018136 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000018136 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018136 | SectorEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018136 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018136 | SectorCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018136 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018136 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018136 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018136 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018136 | SectorTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018136 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018136 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000125495 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125495 | U.S. Cellular Corp.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125495 | Federal Agricultural Mortgage Corp.FR_313148306
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125495 | Knife River Corp.FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125495 | Wintrust Financial Corp.FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125495 | Antero Resources Corp.FR_03674X106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125495 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125495 | Talen Energy Corp.FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125495 | Home BancShares, Inc.FR_436893200
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125495 | Skyward Specialty Insurance Group, Inc.FR_830940102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125495 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000125495 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125495 | SectorEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125495 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125495 | SectorCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125495 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125495 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125495 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125495 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125495 | SectorTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125495 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000125495 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	12.40%